Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow information - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information:
Cash paid for interest, net	$ 464	$ 158	$ 1,013	$ 230
Cash paid for Texas margin tax
Accrued capital expenditures			$ (38)